SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2024
SHARE CAPITAL AND RESERVES
Schedule of purchase options
	March 31, 2024		March 31, 2023
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.100	6,480,000	0.090	5,480,000
Granted	0.107	6,930,000	0.110	1,000,000
Ending balance	0.102	13,410,000	0.100	6,480,000

Schedule of options outstanding
		Weighted Average
		Remaining Contractual	Number of Options	Number of Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.05	4-Oct-24	0.51	2,000,000	2,000,000
$0.12	9-Mar-25	0.94	2,580,000	1,719,998
$0.12	9-Mar-27	2.94	900,000	700,000
$0.11	8-Jul-27	3.27	1,000,000	1,000,000
$0.125	11-Apr-26	2.03	520,000	173,333
$0.105	22-Mar-29	4.98	5,500,000	2,750,000
$0.105	22-Mar-27	2.98	910,000	705,000
		3.02	13,410,000	9,048,331

Schedule of share purchase warrants
	March 31, 2024		March 31, 2023
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	6,176,470	0.05	5,000,000
Granted pursuant to the Loan (Note 9)	-	-	0.085	1,176,470
Granted pursuant to a private placement	0.08	4,807,693		–
Ending balance	0.07	10,984,163	0.10	6,176,470